LEASES - Contractual Undiscounted Cash Flows (Details)	Jun. 30, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Gross lease liabilities	$ 10,135,848
Less than one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	580,451
Later than one year and not later than three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	1,718,534
Later than three years and not later than five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	770,195
More than Five Years
Disclosure Of Leases [Line Items]
Gross lease liabilities	$ 7,066,668